Operating Segment and Revenue Information	12 Months Ended
Mar. 31, 2025
Disclosure of operating segments [abstract]
Operating Segment and Revenue Information	Operating Segment and Revenue Information
Takeda comprises a single operating segment and is engaged in the research, development, manufacturing, marketing and out-licensing of pharmaceutical products. This is consistent with how the financial information is viewed in allocating resources, measuring performance, and forecasting future periods by the CEO who is Takeda’s Chief Operating Decision Maker.
Disaggregation of Revenue Information
Takeda’s revenue from contracts with customers is comprised of the following:
Revenue by Type of Good or Service

	JPY (millions) For the Year Ended March 31
	2023	2024	2025
Sales of pharmaceutical products	¥3,922,280	¥4,163,652	¥4,495,972
Out-licensing and service income	105,198	100,110	85,579
Total	¥4,027,478	¥4,263,762	¥4,581,551

Revenue by Business Area and Product

	JPY (millions) For the Year Ended March 31

	2023	2024	2025
Gastroenterology:
ENTYVIO	¥702,744	¥800,919	¥914,098
GATTEX/REVESTIVE	93,076	119,252	146,289
TAKECAB/VOCINTI (1)	108,719	118,526	130,763
PANTOLOC/CONTROLOC (2)	45,518	46,495	44,591
DEXILANT	69,371	45,278	38,548
EOHILIA	—	200	5,452
Others	75,113	85,538	77,282
Total Gastroenterology	1,094,541	1,216,207	1,357,022
Rare Diseases:
TAKHZYRO	151,800	178,677	223,163
ADVATE	118,188	122,911	111,758
ELAPRASE	85,321	91,561	97,243
REPLAGAL	66,741	73,553	77,852
ADYNOVATE/ADYNOVI	66,553	66,308	64,613
VPRIV	48,372	51,295	53,457
LIVTENCITY	10,501	19,085	32,997
ADZYNMA	—	425	7,082
Others	92,298	84,607	84,650
Total Rare Diseases	639,774	688,423	752,816
PDT:
Immunoglobulin	522,211	644,587	757,771
Albumin	121,446	133,990	141,381
Others	121,702	125,123	133,510
Total PDT	765,359	903,699	1,032,662

	JPY (millions) For the Year Ended March 31

	2023	2024	2025
Oncology:
ADCETRIS	83,937	109,425	129,025
LEUPLIN/ENANTONE	111,311	107,350	119,265
NINLARO	92,691	87,361	91,242
ICLUSIG	47,206	54,706	70,728
FRUZAQLA	—	10,080	47,954
ALUNBRIG	20,556	28,524	36,432
Others	83,042	64,915	65,783
Total Oncology	438,742	462,362	560,430
Vaccines:
QDENGA	144	9,557	35,580
Others	78,521	40,798	19,832
Total Vaccines	78,664	50,355	55,412
Neuroscience:
VYVANSE/ELVANSE	459,289	423,221	350,607
TRINTELLIX	100,081	104,797	125,735
ADDERALL XR	28,594	41,756	28,430
Others	49,747	57,241	61,044
Total Neuroscience	637,711	627,014	565,816
Other:
AZILVA(1)	72,897	33,636	11,808
FOSRENOL	13,532	13,529	7,911
Others	286,256	268,536	237,673
Total Other	372,685	315,701	257,392
Total	¥4,027,478	¥4,263,762	¥4,581,551
(1) The figures include the amounts of fixed dose combinations and blister packs.
(2) Generic name: pantoprazole
Geographic Information
Takeda’s revenue from contracts with customers is based in the following geographic locations:

	JPY (millions) For the Year Ended March 31
	2023	2024	2025
Japan	¥512,043	¥451,391	¥418,462
U.S.	2,103,772	2,195,711	2,379,651
Europe and Canada	842,668	966,835	1,055,252
Latin America	160,375	198,100	235,848
China	150,973	174,844	191,740
Asia (excluding Japan & China)	74,033	86,375	99,392
Russia/CIS	88,431	72,594	72,356
Other	95,182	117,911	128,849
Total	¥4,027,478	¥4,263,762	¥4,581,551
“Other” includes the Middle East, Oceania and Africa. This disaggregation provides revenue attributable to countries or regions based on the customer location.
Takeda’s non-current assets are held in the following geographic locations:

	JPY (millions) As of March 31
	2024	2025
Japan	¥366,276	¥317,089
U.S.	8,223,949	7,654,971
Ireland	885,496	872,944
Switzerland	860,795	799,783
Other	1,361,811	1,330,348
Total	¥11,698,327	¥10,975,135
Non-current assets exclude financial instruments, deferred tax assets and net defined benefit assets.
Information Related to Major Customers
During the year ended March 31, 2023, Cencora, Inc. (previously called “AmerisourceBergen Corporation”) and its subsidiaries (collectively, “Cencora Group”), McKesson Corporation and its subsidiaries (collectively, “McKesson Group”) and Cardinal Health, Inc. and its subsidiaries (collectively, “Cardinal Health Group”) represented more than 10% of Takeda’s sales. The sales to Cencora Group, McKesson Group and Cardinal Health Group were JPY 575,294 million, JPY 540,356 million and JPY 424,527 million, respectively, for the year ended March 31, 2023.
During the year ended March 31, 2024, Cencora Group, McKesson Group and Cardinal Health Group, represented more than 10% of Takeda’s sales. The sales to Cencora Group, McKesson Group and Cardinal Health Group were JPY 579,065 million, JPY 578,767 million and JPY 436,951 million, respectively, for the year ended March 31, 2024.
During the year ended March 31, 2025, McKesson Group and Cencora Group represented more than 10% of Takeda’s sales. The sales to McKesson Group and Cencora Group were JPY 592,323million and JPY 577,017million, respectively, for the year ended March 31, 2025.
Other Revenue Information
Contract Balances

	JPY (millions) As of March 31
	2024	2025
Receivables from contracts with customers
Trade receivables (Note 17)	¥612,439	¥651,414
Contract assets
Unbilled receivables	2,574	1,372
Contract liabilities
Deferred income (Note 24)	8,259	23,547
Advance payments	45	64

Takeda’s contract assets relate to the right to receive consideration where performance was completed based on the contract, and trade receivables are recognized when the right to receive consideration becomes unconditional.
Takeda’s contract liabilities primarily relate to out-licensing arrangements or product purchase and supply agreements where Takeda receives cash consideration prior to the completion of its performance obligations under the agreements. The revenue recognized during the years ended March 31, 2023, 2024, and 2025 that was included in the contract liability balance as of the beginning of the year was JPY 49,319 million, JPY 5,526 million, and JPY 5,634 million, respectively. The revenue recognized during the years ended March 31, 2023, 2024, and 2025 from performance obligations satisfied (or partially satisfied) in previous periods was JPY 79,251 million, JPY 80,794 million, and JPY 97,560 million, respectively, and primarily relates to royalty income.
Transaction price allocated to the remaining performance obligations

	JPY (millions)
	Total	Duration of the remaining performance obligations
		Within one year	Between one and five years	More than five years
Contract liabilities as of March 31, 2024	¥8,304	¥6,119	¥517	¥1,668
Contract liabilities as of March 31, 2025	23,611	21,781	526	1,304